Taxes - Operating taxes and levies - Operating taxes and levies payable - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
Net operating taxes and levies (payables) in the opening balance	€ (273)	€ (175)
Operating taxes and levies recognized in profit or loss	(1,882)	(1,926)	€ (1,924)
Operating taxes and levies paid	1,906	1,880	1,929
Changes in the scope of consolidation		(67)
Translation adjustment	42	(19)	20
Reclassifications and other items	68	(1)	(3)
Net operating taxes and levies (payables) in the closing balance	€ (140)	(273)	€ (175)
Amount of reclassification as investing activities		€ 34